UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):
       [_] is a restatement.
       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Park West Asset Management LLC
Address:    900 Larkspur Landing Circle, Suite 165
            Larkspur, California 94939

Form 13F File Number:028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                               February 13, 2009


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0

Form 13 F Information Table Entry Total:           40

Form 13 F Information Table Value Total: $189,853,000

List of Other Included Managers:                 NONE

                         Park West Asset Management LLC
                            Form 13F Holdings Report
                                December 31, 2008


Column 1                             Column 2    Column 3  Column 4          Column 5         Column 6 Column 7        Column 8
--------------------------------    ----------  ---------  --------  -----------------------  -------- --------  ------------------
                                     Title of               Value     Shares/     Sh/   Put/  Invstmnt  Other      Voting Authority
Name of Issuer                         Class      Cusip    (x$1000)   Prn Amt     Prn   Call  Dscretn   Mngrs     Sole   Shared None
--------------------------------    ----------  ---------  --------   --------  ------ -----  -------- --------  ------- ------ ----
ALLIANCE IMAGING INC                  COM       018606202    6,336     794,987   SH             SOLE             794,987
ALTERNATIVE ASSET MGMT ACQU           COM       02149U101    5,374     581,600   SH             SOLE             581,600
APPLE INC                             COM       037833100    1,471      17,232   SH             SOLE              17,232
ATLAS AMERICA, INC                    COM       049167109    1,171      78,849   SH             SOLE              78,849
BPW ACQUISITION CORP                  COM       055637102    1,794     200,000   SH             SOLE             200,000
BLACKBOARD INC                  NOTE 3.25% 7/0  091935AA4      793   1,000,000   PRN            SOLE           1,000,000
BROADRIDGE FINL SOLUTIONS IN          COM       11133T103    1,460     116,400   SH             SOLE             116,400
CAI INTERNATIONAL, INC                COM       12477X106    5,125   1,616,585   SH             SOLE           1,616,585
CEPHALON INC                       NOTE 6/1     156708AL3   10,940   8,000,000   PRN            SOLE           8,000,000
COGENT COMMUNICATIONS GROUP     NOTE 1.000% 6/1 19239VAB0    9,925  19,900,000   PRN            SOLE          19,900,000
EARTHLINK INC                         COM       270321102      321      47,500   SH             SOLE              47,500
EARTHLINK INC                   NOTE 3.25% 11/1 270321AA0      177     200,000   PRN            SOLE             200,000
FLUOR CORP NEW                   NOTE 1.5% 2/1  343412AA0    4,879   3,000,000   PRN            SOLE           3,000,000
GLOBAL BRANDS ACQUISITION CO          COM       378982102    5,504     599,550   SH             SOLE             599,550
GLOBAL CONSUMER AQST CORP             COM       378983100    1,758     193,620   SH             SOLE             193,620
INVERNESS MED INNOVATIONS IN    PFD CONV SER B  46126P304   13,717     111,986   SH             SOLE             111,986
INVERNESS MED INNOVATIONS IN    NOTE 3.000% 5/1 46126PAD8    4,410   7,000,000   PRN            SOLE           7,000,000
MI DEVELOPMENTS INC                   COM       55304X104    1,773     237,716   SH             SOLE             237,716
NRDC ACQUISITION CORP                 COM       62941R102    5,337     582,000   SH             SOLE             582,000
PROSPECT ACQUISITION CORP             COM       74347T103    6,405     700,000   SH             SOLE             700,000
PROTEIN DESIGN LABS INC         NOTE 2.750% 8/1 74369LAD5    8,384   9,500,000   PRN            SOLE           9,500,000
PROTEIN DESIGN LABS INC         NOTE 2.000% 2/1 74369LAF0    3,575   5,000,000   PRN            SOLE           5,000,000
SP ACQUISITION HOLDINGS INC           COM       78470A104    5,403     591,100   SH             SOLE             591,100
SCHLUMBERGER LTD                DBCV 2.125% 6/0 806857AD0    3,785   3,000,000   PRN            SOLE           3,000,000
SEPRACOR INC                       NOTE 10/1    817315AW4    7,390   8,000,000   PRN            SOLE           8,000,000
SOLERA HOLDINGS INC                   COM       83421A104    1,188      49,300   SH             SOLE              49,300
SPORTS PPTYS ACQUISITION COR          COM       84920F107    5,139     564,700   SH             SOLE             564,700
SUNPOWER CORP                      COM CL A     867652109      370      10,000   SH             SOLE              10,000
SUNPOWER CORP                         PUT       867652109    3,874     104,700   SH      PUT    SOLE             104,700
SUNPOWER CORP                      COM CL B     867652307    1,305      42,875   SH             SOLE              42,875
SUNPOWER CORP                   DBCV 0.750% 8/0 867652AB5   16,609  21,500,000   PRN            SOLE          21,500,000
TRIPLECROWN ACQUISITION CORP          COM       89677G109    5,215     576,200   SH             SOLE             576,200
UNITED REFINING ENERGY CORP           COM       911360105    5,538     600,000   SH             SOLE             600,000
VICTORY ACQUISITION CORP              COM       92644D100    3,834     395,300   SH             SOLE             395,300
WALTER INDS INC                       COM       93317Q105      788      45,000   SH             SOLE              45,000
WEBMD CORP                      NOTE 1.750% 6/1 94769MAE5    2,618   3,000,000   PRN            SOLE           3,000,000
ZAPATA CORP                        COM PAR $    989070602      391      64,910   SH             SOLE              64,910
CASTLEPOINT HOLDINGS LTD              COM       G19522112   14,473   1,067,300   SH             SOLE           1,067,300
MAIDEN HOLDINGS LTD                   SHS       G5753U112    9,127   2,916,250   SH             SOLE           2,916,250
TEEKAY CORP                          CALL       Y8564W103    2,177     110,800   SH      CALL   SOLE             110,800